Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - AES Corp Retirement Savings Plan [Domain]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Net Asset Available for Benefit	$ 854,645,279
EBP, Employer Contribution, Receivable	39,448,976
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	80,337,195
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	117,894,951
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	635,623
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	4,348,099
EBP, Change in Net Asset Available for Benefit, Increase	203,215,868
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	(90,112,559)
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	(364,667)
EBP, Change in Net Asset Available for Benefit, Decrease	(90,477,226)
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	126,455,523
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) before transfers	112,738,642
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	13,716,881
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution	40,888,219
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	$ 4,716,912